Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities
Salaries payable	€ 230	€ 240
Other current debts	7	7
Deferred income	27	36
Advances received	50	35
Other current liabilities	€ 314	€ 318